INCOME TAXES (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017
Loss before income tax expense
Non-PRC		$ (2,370)	¥ (15,467)		¥ (12,095)	¥ 21,495
PRC		(8,834)	(57,650)		(32,643)	(47,297)
Loss before income taxes		(11,204)	(73,117)		(44,738)	(25,802)
Income tax expense
Current		1	6		7,967	11
Deferred		0	0
Income tax expense		$ 1	¥ 6		¥ 7,967	¥ 11
HK
Income taxes
Foreign statutory corporate income tax rate (as a percent)	16.50%	16.50%	16.50%
Amount of assessable profits under lowered tax rate	$ 2
Percentage of lowered income tax rate	8.25%	8.25%	8.25%
PRC
Income taxes
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
HNTE | PRC
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Tax Year 2016 to 2021 [Member] | HNTE | PRC
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Tax Year 2016 to 2020 [Member] | HNTE | PRC
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
ChinaCache North America, Inc. | Maximum | United States of America
Income taxes
Foreign statutory corporate income tax rate (as a percent)				21.00%	21.00%	21.00%	21.00%
ChinaCache North America, Inc. | Maximum | California
Income taxes
State Income Tax (as a percent)				8.84%	8.84%	8.84%	8.84%
ChinaCache (Hong Kong) Limited ("CCHK) | HK
Income taxes
Foreign statutory corporate income tax rate (as a percent)				8.25%	8.25%	16.50%
Amount of assessable profits under lowered tax rate				$ 2